Share capital and reserves (Tables)	6 Months Ended
Jun. 30, 2022
Share Capital And Reserves
Schedule of share capital shares

	June 30, 2022	December 31, 2021
	£	£

Share capital	395,638	195,476
Share premium	16,027,724	-
	16,423,362	195,476

	June 30, 2022	December 31, 2021
	Number (1)	Number
Authorized, allotted, called up and fully paid share capital comprises:
Ordinary shares of £0.50 each	791,278	356,260
A Ordinary shares of £0.50 each	-	34,692
Total Ordinary shares outstanding at the end of the period	791,278	390,952

Summary of changes in stock options

	Number of	Share capital	Share premium
	shares (1)	£	£
Fully paid share capital:
Balance at December 31, 2021	390,952	195,476	-
Issue of Ordinary shares	400,326	200,162	16,027,724
Balance at June 30, 2022	791,278	395,638	16,027,724

(1)	On November 18, 2022 the Company undertook a reverse share split such that fifty issued ordinary shares were exchanged for one new. As a result of the reverse share split, all references in these unaudited condensed consolidated interim financial statements and accompanying notes to units of ordinary shares or per share amounts are reflective of the reverse share split for all periods presented.